Fees Summary	Jan. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 74,000
Previously Paid Amount	0.00
Total Fee Amount	10.22
Total Offset Amount	0.00
Net Fee	10.22
Narrative - Max Aggregate Offering Price	$ 74,000
Final Prospectus	true